CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY - USD ($) $ in Millions		Total		Cumulative Effect, Period of Adoption, Adjustment	Common Shares		Additional Paid-In Capital		Retained Earnings (Deficit)		Retained Earnings (Deficit) Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income (Loss)		Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment
Beginning balance at Dec. 31, 2019		$ 3,518		$ (7)	$ 3		$ 2,466		$ 293		$ (7)	$ 756
Increase (Decrease) in Stockholders' Equity
Net income		438							438
Other comprehensive income (loss), net of tax		428										428
Cash dividends to Ameriprise Financial, Inc.		(800)							(800)
Ending balance at Dec. 31, 2020		3,577		$ (1,897)	3		2,466		(76)		$ (860)	1,184		$ (1,037)
Increase (Decrease) in Stockholders' Equity
Net income		1,722	[1]						1,722
Other comprehensive income (loss), net of tax		(464)	[2]									(464)
Cash dividends to Ameriprise Financial, Inc.		(1,900)							(1,900)
Ending balance at Dec. 31, 2021		1,038	[3]		3	[4]	2,466	[4]	(1,114)	[4]		(317)	[4]
Increase (Decrease) in Stockholders' Equity
Net income		1,302	[1]						1,302
Other comprehensive income (loss), net of tax		(767)	[2]									(767)
Cash dividends to Ameriprise Financial, Inc.		(600)							(600)
Ending balance at Dec. 31, 2022	[4]	$ 973			$ 3		$ 2,466		$ (412)			$ (1,084)

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[2]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[3]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[4]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.